Interest-Bearing Borrowings (Details) - USD ($)		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2022	Dec. 31, 2024	Oct. 12, 2023
Interest-Bearing Borrowings [Line Items]
Bridge loan			$ 10,000
Amount of shareholder contribution	$ 6,000,000	$ 17,400,000
Percentage of facility fee paid upfront	3.00%
Percentage of facility fee on exit premium	20.00%
Issued loan notes		$ 22,397,271
Coupon rate		25.00%
Maturity period		5 years
Loan		$ 5,000,000		$ 5,000,000
Loan Commitment [Member]
Interest-Bearing Borrowings [Line Items]
Bridge loan	$ 26,000,000